UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5225

                     Oppenheimer Small Cap Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: October 31

          Date of reporting period: November 1, 2002 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended October 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Although the Fund's absolute performance during its fiscal year was driven primarily by its security-selection strategy, its performance during the first half of the reporting period was negatively affected by its relatively small position in smaller, lower-quality stocks. In response, during the first calendar quarter of 2003, the portfolio managers increased the Fund's exposure to companies with market capitalizations toward the low end of the small-cap range. While this shift toward a position more similar to that of its benchmark, the Russell 2000 Index, benefited the Fund's performance, in the later part of the period, it was not enough to fully offset the Fund's earlier lagging relative returns.
   During the period, the Fund employed a stock selection strategy that sought to identify undervalued stocks of companies that the portfolio managers believe offer superior growth potential. For the past 12- months, the Fund received particularly strong returns from its investments in consumer discretionary stocks. Many of the stocks in this group were the beneficiaries of sustained strength in consumer spending as low mortgage rates and incentives from car manufacturers encouraged spending. Within the consumer discretionary group, the Fund focused on companies we believed would benefit from the consumer's strength. For example, Casual Male Retail Group, Inc., owner of the nation's largest retail chain specializing in apparel for large and tall men, is seeing its sales rise. Hasbro, Inc. also enjoyed better earnings as it recovered from an unfortunate foray into licensing and refocused on its core business of children's toys and board games.
   A number of financial services companies also contributed positively to the Fund's performance. Real estate investment trusts ("REITs"), such as nursing-home property owner Ventas, Inc. gained value as the economic outlook improved and credit concerns eased. Affiliated Managers Group, Inc. an asset management company with equity investments in a diverse group of mid-sized investment management firms, benefited from an increase in equity valuations during the stock market's rally.
   The Fund's bottom-up security selection strategy produced strong performance from individual stocks in other industry groups as well. In the energy area, exploration and production equipment supplier Maverick Tube Corp. benefited from falling natural gas supplies and the need to tap new sources. Among industrial companies, Continental Airlines, Inc. and AMR Corp., parent of American Airlines, bounced back strongly when signs of economic strength suggested that demand for air travel would rise.


                      6 | OPPENHEIMER SMALL CAP VALUE FUND

   Of course, the Fund also suffered its share of disappointments during the reporting period. Defense electronics firm DRS Technologies, Inc. failed to perform as the Fund expected when it made acquisitions that investors believed would be dilutive to earnings over the near term. The Fund's returns were also hindered by its relatively light exposure to smaller more speculative technology companies.
   Finally, the portfolio managers increased the number of individual holdings in the Fund from 77 at the start of the reporting period to 102 at the end. This increase was designed to provide diversification among smaller, less liquid stocks as the Fund attempted to bring it's various stock weightings closer to those of its benchmark.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until October 31, 2003. In the case of Class A, B and C shares, performance is measured over a ten-year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to that of the Russell 2000 Index. The Russell 2000 Index measures the performance of the 2,000 smallest securities in the Russell 3000 Index with an average market weight of $580 million. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the index.


                      7 | OPPENHEIMER SMALL CAP VALUE FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                      Oppenheimer Small Cap     Russell 2000
                      Value Fund (Class A)      Index
10/31/1993           $ 9,425                    $10,000
01/31/1994             9,867                     10,315
04/30/1994             9,371                      9,793
07/31/1994             9,134                      9,508
10/31/1994             9,429                      9,965
01/31/1995             9,264                      9,695
04/30/1995             9,590                     10,501
07/31/1995            10,301                     11,883
10/31/1995            10,260                     11,793
01/31/1996            10,802                     12,599
04/30/1996            11,667                     13,965
07/31/1996            10,985                     12,704
10/31/1996            12,021                     13,751
01/31/1997            13,145                     14,987
04/30/1997            12,880                     13,972
07/31/1997            15,553                     16,945
10/31/1997            15,954                     17,785
01/31/1998            15,803                     17,695
04/30/1998            17,355                     19,897
07/31/1998            14,839                     17,338
10/31/1998            13,553                     15,679
01/31/1999            13,880                     17,754
04/30/1999            14,438                     18,056
07/31/1999            15,182                     18,623
10/31/1999            13,605                     18,010
01/31/2000            13,864                     20,905
04/30/2000            14,802                     21,382
07/31/2000            16,064                     21,187
10/31/2000            17,197                     21,145
01/31/2001            17,677                     21,677
04/30/2001            17,369                     20,771
07/31/2001            18,001                     20,824
10/31/2001            16,677                     18,459
01/31/2002            18,938                     20,896
04/30/2002            20,643                     22,157
07/31/2002            16,804                     17,084
10/31/2002            16,435                     16,324
01/31/2003            16,058                     16,326
04/30/2003            17,112                     17,557
07/31/2003            19,692                     21,032
10/31/2003            22,374                     23,403

Average Annual Total Returns of Class A Shares of the Fund at 10/31/03*
1-Year 28.31%   5-Year 9.24%   10-Year 8.39%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                      Oppenheimer Small Cap      Russell 2000
                      Value Fund (Class B)       Index
10/31/1993            $10,000                    $10,000
01/31/1994             10,458                     10,315
04/30/1994              9,924                      9,793
07/31/1994              9,660                      9,508
10/31/1994              9,961                      9,965
01/31/1995              9,767                      9,695
04/30/1995             10,095                     10,501
07/31/1995             10,832                     11,883
10/31/1995             10,775                     11,793
01/31/1996             11,324                     12,599
04/30/1996             12,219                     13,965
07/31/1996             11,491                     12,704
10/31/1996             12,560                     13,751
01/31/1997             13,714                     14,987
04/30/1997             13,418                     13,972
07/31/1997             16,184                     16,945
10/31/1997             16,586                     17,785
01/31/1998             16,402                     17,695
04/30/1998             17,992                     19,897
07/31/1998             15,361                     17,338
10/31/1998             14,021                     15,679
01/31/1999             14,334                     17,754
04/30/1999             14,893                     18,056
07/31/1999             15,641                     18,623
10/31/1999             14,003                     18,010
01/31/2000             14,269                     20,905
04/30/2000             15,235                     21,382
07/31/2000             16,534                     21,187
10/31/2000             17,699                     21,145
01/31/2001             18,193                     21,677
04/30/2001             17,877                     20,771
07/31/2001             18,527                     20,824
10/31/2001             17,165                     18,459
01/31/2002             19,491                     20,896
04/30/2002             21,246                     22,157
07/31/2002             17,295                     17,084
10/31/2002             16,916                     16,324
01/31/2003             16,528                     16,326
04/30/2003             17,613                     17,557
07/31/2003             20,267                     21,032
10/31/2003             23,028                     23,403

Average Annual Total Returns of Class B Shares of the Fund at 10/31/03*
1-Year 30.11%   5-Year 9.60%   10-Year 8.70%

*See Notes on page 10 for further details.


                      8 | OPPENHEIMER SMALL CAP VALUE FUND

Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
               Oppenheimer Small Cap         Russell 2000
               Value Fund (Class C)          Index
10/31/1993     $10,000                       $10,000
01/31/1994      10,452                        10,315
04/30/1994       9,918                         9,793
07/31/1994       9,655                         9,508
10/31/1994       9,949                         9,965
01/31/1995       9,762                         9,695
04/30/1995      10,089                        10,501
07/31/1995      10,826                        11,883
10/31/1995      10,769                        11,793
01/31/1996      11,314                        12,599
04/30/1996      12,210                        13,965
07/31/1996      11,481                        12,704
10/31/1996      12,551                        13,751
01/31/1997      13,707                        14,987
04/30/1997      13,410                        13,972
07/31/1997      16,179                        16,945
10/31/1997      16,574                        17,785
01/31/1998      16,397                        17,695
04/30/1998      17,990                        19,897
07/31/1998      15,355                        17,338
10/31/1998      14,013                        15,679
01/31/1999      14,335                        17,754
04/30/1999      14,886                        18,056
07/31/1999      15,636                        18,623
10/31/1999      13,991                        18,010
01/31/2000      14,241                        20,905
04/30/2000      15,188                        21,382
07/31/2000      16,463                        21,187
10/31/2000      17,599                        21,145
01/31/2001      18,067                        21,677
04/30/2001      17,720                        20,771
07/31/2001      18,340                        20,824
10/31/2001      16,964                        18,459
01/31/2002      19,239                        20,896
04/30/2002      20,940                        22,157
07/31/2002      17,008                        17,084
10/31/2002      16,615                        16,324
01/31/2003      16,203                        16,326
04/30/2003      17,236                        17,557
07/31/2003      19,797                        21,032
10/31/2003      22,448                        23,403

Average Annual Total Returns of Class C Shares of the Fund at 10/31/03*
1-Year 34.11%   5-Year 9.88%   10-Year 8.42%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                    Oppenheimer Small Cap        Russell 2000
                    Value Fund (Class N)         Index
03/01/2001          $10,000                      $10,000
04/30/2001           10,383                       10,255
07/31/2001           10,761                       10,281
10/31/2001            9,964                        9,114
01/31/2002           11,311                       10,317
04/30/2002           12,326                       10,940
07/31/2002           10,030                        8,435
10/31/2002            9,804                        8,060
01/31/2003            9,574                        8,061
04/30/2003           10,199                        8,668
07/31/2003           11,726                       10,384
10/31/2003           13,315                       11,555

Average Annual Total Returns of Class N Shares of the Fund at 10/31/03*
1-Year  34.81%             Since Inception  11.33%


The performance information for the Russell 2000 Index in the graphs begins on 10/31/93 for Class A, Class B and Class C and 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


                      9 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES
--------------------------------------------------------------------------------


In reviewing performance please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Prior to 4/28/00, the Fund's sub-advisor was OpCap Advisors, Inc., its advisor until 11/22/95.

Class A shares of the Fund were first publicly offered on 1/3/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. Class A shares are subject to a maximum annual 0.25% asset-based sales charge. There is a voluntary waiver of a portion of the Class A asset-based sales charge as described in the Prospectus.

Class B shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charges of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B does not include any contingent deferred sales charges on redemption and uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                      10 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  October 31, 2003
--------------------------------------------------------------------------------


                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Common Stocks--99.1%
------------------------------------------------------
Consumer Discretionary--18.8%
------------------------------------------------------
Hotels, Restaurants & Leisure--8.0%
AFC Enterprises, Inc. 1      400,000     $  6,700,000
------------------------------------------------------
Dave & Buster's, Inc. 1      557,800        7,335,070
------------------------------------------------------
Intrawest Corp.              450,000        7,564,500
------------------------------------------------------
Pinnacle
Entertainment, Inc. 1        150,000        1,312,500
------------------------------------------------------
Ruby Tuesday, Inc.           430,000       11,760,500
------------------------------------------------------
Scientific Games
Corp., Cl. A 1               900,000       11,970,000
                                         ------------
                                           46,642,570

------------------------------------------------------
Household Durables--0.7%
WCI Communities,
Inc. 1                       200,000        4,360,000
------------------------------------------------------
Leisure Equipment & Products--2.0%
Hasbro, Inc.                 325,000        7,085,000
------------------------------------------------------
Mega Bloks, Inc. 1           250,000        4,760,821
                                         ------------
                                           11,845,821

------------------------------------------------------
Media--2.3%
AMC Entertainment,
Inc. 1                       200,000        2,720,000
------------------------------------------------------
Journal
Communications,
Inc. 1                       195,300        3,474,387
------------------------------------------------------
Regal Entertainment
Group                        200,000        4,100,000
------------------------------------------------------
UGC Europe, Inc. 1            13,800          924,600
------------------------------------------------------
UnitedGlobalCom,
Inc., Cl. A 1                329,400        2,332,152
                                         ------------
                                           13,551,139

------------------------------------------------------
Specialty Retail--5.4%
Casual Male Retail
Group, Inc. 1              1,300,000       11,570,000
------------------------------------------------------
Gymboree Corp. 1             225,000        3,712,500
------------------------------------------------------
Hollywood
Entertainment
Corp. 1                      450,000        6,840,000
------------------------------------------------------
OfficeMax, Inc. 1            970,000        9,292,600
                                         ------------
                                           31,415,100

------------------------------------------------------
Textiles, Apparel & Luxury Goods--0.4%
Quicksilver, Inc. 1          150,000        2,575,500


                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Consumer Staples--2.6%
------------------------------------------------------
Food Products--1.8%
Bunge Ltd.                   175,000   $    4,742,500
------------------------------------------------------
Flowers Foods, Inc.          232,500        5,517,225
                                         ------------
                                           10,259,725

------------------------------------------------------
Tobacco--0.8%
Universal Corp.              110,000        4,793,800
------------------------------------------------------
Energy--7.0%
------------------------------------------------------
Energy Equipment & Services--2.9%
Key Energy
Services, Inc. 1             550,000        4,801,500
------------------------------------------------------
Maverick Tube
Corp. 1                      725,000       12,245,250
                                         ------------
                                           17,046,750

------------------------------------------------------
Oil & Gas--4.1%
Energy Partners Ltd. 1       500,000        6,005,000
------------------------------------------------------
Frontier Oil Corp.           725,900       11,614,400
------------------------------------------------------
Spinnaker
Exploration Co. 1            240,000        6,141,600
                                         ------------
                                           23,761,000

------------------------------------------------------
Financials--21.0%
------------------------------------------------------
Commercial Banks--6.1%
Cullen/Frost
Bankers, Inc.                155,000        6,007,800
------------------------------------------------------
Dime Community
Bancshares, Inc.             225,000        6,273,000
------------------------------------------------------
Independence
Community Bank
Corp.                        115,000        4,226,250
------------------------------------------------------
Republic
Bancshares, Inc.             185,000        5,385,350
------------------------------------------------------
UMB Financial Corp.          110,000        5,502,200
------------------------------------------------------
Webster Financial
Corp.                        190,400        8,510,880
                                         ------------
                                           35,905,480

------------------------------------------------------
Consumer Finance--1.3%
Bank Mutual Corp.            642,005        7,594,919
------------------------------------------------------
Diversified Financial Services--1.9%
Affiliated Managers
Group, Inc. 1                 87,000        6,307,500
------------------------------------------------------
First Marblehead
Corp. (The) 1                    300            6,645


                      11 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS Continued

                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Diversified Financial Services Continued
Gabelli Asset
Management, Inc. 1           138,000     $  4,858,980
                                         ------------
                                           11,173,125

------------------------------------------------------
Insurance--8.6%
Penn-America
Group, Inc.                  370,600        5,651,650
------------------------------------------------------
Platinum
Underwriters
Holdings Ltd.                811,300       23,316,762
------------------------------------------------------
Protective Life Corp.        285,000        9,253,950
------------------------------------------------------
Scottish Re
Group Ltd.                   300,000        6,543,000
------------------------------------------------------
StanCorp Financial
Group, Inc.                   90,000        5,674,500
                                         ------------
                                           50,439,862

------------------------------------------------------
Real Estate--2.4%
Newcastle
Investment Corp.             600,000       14,040,000
------------------------------------------------------
Thrifts & Mortgage Finance--0.7%
Doral Financial Corp.         75,000        3,787,500
------------------------------------------------------
Health Care--6.8%
------------------------------------------------------
Health Care Equipment & Supplies--0.5%
Apogent
Technologies, Inc. 1         120,000        2,634,000
------------------------------------------------------
Health Care Providers & Services--6.3%
Andrx Corp. 1                233,300        4,642,670
------------------------------------------------------
Coventry Health
Care, Inc. 1                  70,000        3,832,500
------------------------------------------------------
Omnicare, Inc.               200,000        7,668,000
------------------------------------------------------
PacifiCare Health
Systems, Inc. 1               55,000        3,272,500
------------------------------------------------------
Province
Healthcare Co. 1             800,000       10,272,000
------------------------------------------------------
Universal Health
Services, Inc., Cl. B 1      155,000        7,292,750
                                         ------------
                                           36,980,420

------------------------------------------------------
Industrials--17.1%
------------------------------------------------------
Aerospace & Defense--3.6%
DRS Technologies,
Inc. 1                       525,000       12,631,500
------------------------------------------------------
Orbital Sciences
Corp. 1                      931,900        8,564,161
                                         ------------
                                           21,195,661



                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Airlines--1.0%
AMR Corp. 1                  260,000     $  3,452,800
------------------------------------------------------
Continental Airlines,
Inc., Cl. B 1                115,000        2,196,500
                                         ------------
                                            5,649,300

------------------------------------------------------
Commercial Services & Supplies--2.7%
Brink's Co. (The)            150,000        3,007,500
------------------------------------------------------
ChoicePoint, Inc. 1          120,000        4,204,800
------------------------------------------------------
Integrated Alarm
Services Group, Inc. 1       200,000        1,762,000
------------------------------------------------------
Kroll, Inc. 1                300,000        6,978,000
                                         ------------
                                           15,952,300

------------------------------------------------------
Construction & Engineering--2.0%
URS Corp. 1                  550,000       12,039,500
------------------------------------------------------
Electrical Equipment--1.0%
AMETEK, Inc.                 120,000        5,646,000
------------------------------------------------------
Machinery--3.5%
Actuant Corp., Cl. A 1        85,700        2,762,968
------------------------------------------------------
Albany International
Corp., Cl. A                 210,000        6,489,000
------------------------------------------------------
Harsco Corp.                 135,000        5,171,850
------------------------------------------------------
Pentair, Inc.                150,000        6,150,000
                                         ------------
                                           20,573,818

------------------------------------------------------
Road & Rail--3.3%
CNF Transportation,
Inc.                         135,000        4,727,700
------------------------------------------------------
Overnite Corp. 1             210,000        4,653,600
------------------------------------------------------
Ryder Systems, Inc.          180,000        5,400,000
------------------------------------------------------
Swift Transportation
Co., Inc. 1                  200,000        4,486,000
                                         ------------
                                           19,267,300

------------------------------------------------------
Information Technology--12.5%
------------------------------------------------------
Communications Equipment--1.8%
3Com Corp. 1               1,000,000        7,200,000
------------------------------------------------------
REMEC, Inc. 1                300,000        3,309,000
                                         ------------
                                           10,509,000

------------------------------------------------------
Computers & Peripherals--1.2%
Imation Corp.                 90,000        3,064,500
------------------------------------------------------
Maxtor Corp. 1               300,000        4,101,000
                                         ------------
                                            7,165,500




                      12 | OPPENHEIMER SMALL CAP VALUE FUND

                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Electronic Equipment & Instruments--1.5%
Flextronics
International Ltd. 1         400,000     $  5,600,000
------------------------------------------------------
Planar Systems, Inc. 1       125,000        2,892,500
                                         ------------
                                            8,492,500

------------------------------------------------------
Internet Software & Services--0.4%
Digitas, Inc. 1              300,000        2,610,000
------------------------------------------------------
IT Services--2.0%
BearingPoint, Inc. 1         315,000        2,961,000
------------------------------------------------------
Titan Corp. (The) 1          400,000        8,448,000
                                         ------------
                                           11,409,000

------------------------------------------------------
Semiconductors & Semiconductor Equipment--1.5%
AMIS Holdings, Inc. 1        100,000        2,015,000
------------------------------------------------------
Mykrolis Corp. 1             200,000        2,950,000
------------------------------------------------------
Skyworks
Solutions, Inc. 1            425,000        3,646,500
                                         ------------
                                            8,611,500

------------------------------------------------------
Software--4.1%
Activision, Inc. 1           450,000        6,790,500
------------------------------------------------------
Macromedia, Inc. 1           180,000        3,439,800
------------------------------------------------------
Quest Software, Inc. 1       100,000        1,490,000
------------------------------------------------------
Take-Two Interactive
Software, Inc. 1             160,000        6,328,000
------------------------------------------------------
Verity, Inc. 1               440,000        6,182,000
                                         ------------
                                           24,230,300

------------------------------------------------------
Materials--6.6%
------------------------------------------------------
Chemicals--3.0%
Airgas, Inc.                 290,000        5,553,500
------------------------------------------------------
FMC Corp. 1                  206,000        5,770,060
------------------------------------------------------
Lyondell
Chemical Co.                 415,000        5,934,500
                                         ------------
                                           17,258,060

------------------------------------------------------
Containers & Packaging--1.0%
Anchor Glass
Container Corp. 1            350,000        5,652,500
------------------------------------------------------
Metals & Mining--1.0%
GrafTech
International Ltd. 1         572,500        5,948,275


                                         Market Value
                              Shares       See Note 1
------------------------------------------------------
Paper & Forest Products--1.6%
Bowater, Inc.                110,000     $  4,491,300
------------------------------------------------------
Sappi Ltd.,
Sponsored ADR                400,000        5,120,000
                                         ------------
                                            9,611,300

------------------------------------------------------
Telecommunication Services--1.6%
------------------------------------------------------
Diversified Telecommunication Services--1.6%
IDT Corp., Cl. B 1           375,466        7,178,910
------------------------------------------------------
PTEK Holdings, Inc. 1        250,000        2,177,500
                                         ------------
                                            9,356,410

------------------------------------------------------
Utilities--5.1%
------------------------------------------------------
Electric Utilities--1.7%
AES Corp. (The) 1            800,000        7,000,000
------------------------------------------------------
Reliant
Resources, Inc. 1            600,000        2,970,000
                                         ------------
                                            9,970,000

------------------------------------------------------
Gas Utilities--1.3%
Kinder Morgan
Management LLC                67,226        2,551,227
------------------------------------------------------
Southern Union Co. 1         297,500        5,238,975
                                         ------------
                                            7,790,202

------------------------------------------------------
Multi-Utilities & Unregulated Power--2.1%
Equitable
Resources, Inc.              195,000        8,034,000
------------------------------------------------------
Vectren Corp.                175,000        4,130,000
                                         ------------
                                           12,164,000
                                         ------------
Total Common Stocks
(Cost $490,581,260)                       579,909,137


                      13 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF INVESTMENTS  Continued

                           Principal     Market Value
                              Amount       See Note 1
------------------------------------------------------
Joint Repurchase Agreements--2.8%
------------------------------------------------------
Undivided interest of 11.05% in joint repurchase
agreement (Principal Amount/Market Value
$149,808,000, with a maturity value of $149,820,109)
with Banc One Capital Markets, Inc., 0.97%, dated
10/31/03, to be repurchased at $16,556,338 on
11/3/03, collateralized by U.S. Treasury Bonds,
3.625%--9%, 3/31/04--8/15/23, with a
value of $152,949,680
(Cost $16,555,000)       $16,555,000     $ 16,555,000

------------------------------------------------------
Total Investments,
at Value
(Cost $507,136,260)            101.9%     596,464,137
------------------------------------------------------
Liabilities
in Excess of
Other Assets                    (1.9)     (11,358,121)
                             -------------------------
Net Assets                     100.0%    $585,106,016
                             =========================

Footnote to Statement of Investments
1. Non-income producing security.

See accompanying Notes to Financial Statements.


                      14 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments, at value (cost $507,136,260)--see
accompanying statement                                                $596,464,137
-----------------------------------------------------------------------------------
Cash                                                                       500,822
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                         2,802,513
Shares of beneficial interest sold                                       1,323,961
Interest and dividends                                                     237,284
Other                                                                       36,280
                                                                      -------------
Total assets                                                           601,364,997

-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                   14,943,503
Shares of beneficial interest redeemed                                     857,949
Shareholder reports                                                        142,332
Transfer and shareholder servicing agent fees                              142,263
Distribution and service plan fees                                         119,168
Trustees' compensation                                                      33,812
Other                                                                       19,954
                                                                      -------------
Total liabilities                                                       16,258,981

-----------------------------------------------------------------------------------
Net Assets                                                            $585,106,016
                                                                      =============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                            $    229,960
-----------------------------------------------------------------------------------
Additional paid-in capital                                             465,984,228
-----------------------------------------------------------------------------------
Accumulated net investment loss                                            (32,137)
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions                                                   29,595,576
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities denominated in foreign currencies             89,328,389
                                                                      -------------
Net Assets                                                            $585,106,016
                                                                      =============





                      15 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$330,214,799 and 12,649,189 shares of beneficial interest outstanding)    $26.11
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                               $27.70
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $171,896,161 and 6,991,018 shares of beneficial interest
outstanding)                                                              $24.59
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $71,779,216 and 2,924,019 shares of beneficial interest
outstanding)                                                              $24.55
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,215,840 and 431,727 shares of beneficial interest
outstanding)                                                              $25.98



See accompanying Notes to Financial Statements.


                      16 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS  For the Year Ended October 31, 2003
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $10,874)               $  6,220,653
-----------------------------------------------------------------------------------
Interest                                                                   171,301
                                                                      -------------
Total investment income                                                  6,391,954


-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                          3,717,654
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    643,052
Class B                                                                  1,376,190
Class C                                                                    535,797
Class N                                                                     33,516
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    914,025
Class B                                                                    632,050
Class C                                                                    237,158
Class N                                                                     37,088
-----------------------------------------------------------------------------------
Shareholder reports                                                        319,882
-----------------------------------------------------------------------------------
Trustees' compensation                                                      27,477
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  7,624
-----------------------------------------------------------------------------------
Other                                                                      179,739
                                                                      -------------
Total expenses                                                           8,661,252
Less reduction to custodian expenses                                        (1,192)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class A                                                        (73,898)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class B                                                       (177,745)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class C                                                        (56,220)
Less voluntary waiver of transfer and shareholder servicing
agent fees--Class N                                                        (14,163)
                                                                      -------------
Net expenses                                                             8,338,034

-----------------------------------------------------------------------------------
Net Investment Loss                                                     (1,946,080)

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                             56,195,316
Foreign currency transactions                                               (9,560)
                                                                      -------------
Net realized gain                                                       56,185,756
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                             90,044,317
Translation of assets and liabilities denominated in foreign currencies     (7,652)
                                                                      -------------
Net change in unrealized appreciation                                   90,036,665

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                  $144,276,341
                                                                      =============




See accompanying Notes to Financial Statements.



                      17 | OPPENHEIMER SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS


Year Ended October 31,                                          2003          2002
-----------------------------------------------------------------------------------
Operations
-----------------------------------------------------------------------------------
Net investment loss                                     $ (1,946,080) $ (4,023,327)
-----------------------------------------------------------------------------------
Net realized gain (loss)                                  56,185,756   (18,661,880)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)      90,036,665    (9,851,435)
                                                        ---------------------------
Net increase (decrease) in net assets
resulting from operations                                144,276,341   (32,536,642)

-----------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
-----------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                           --      (680,554)
Class B                                                           --      (388,655)
Class C                                                           --      (109,996)
Class N                                                           --        (3,973)

-----------------------------------------------------------------------------------
Beneficial Interest Transactions
-----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                   27,564,749    65,028,767
Class B                                                   (1,650,967)   46,660,317
Class C                                                    7,875,626    25,340,589
Class N                                                    4,208,196     4,695,770

-----------------------------------------------------------------------------------
Net Assets
-----------------------------------------------------------------------------------
Total increase                                           182,273,945   108,005,623
-----------------------------------------------------------------------------------
Beginning of period                                      402,832,071   294,826,448
                                                        ---------------------------
End of period [including accumulated net investment
loss of $32,137 and $30,591, respectively]              $585,106,016  $402,832,071
                                                        ===========================



See accompanying Notes to Financial Statements.


                      18 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



Class A          Year Ended October 31,             2003        2002        2001          2000        1999
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $19.18      $19.53      $21.26        $16.82      $17.29
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.04)       (.19)       (.23)         (.16)       (.10)
Net realized and unrealized gain (loss)             6.97        (.09)       (.47)         4.60         .18
                                                  ----------------------------------------------------------
Total from investment operations                    6.93        (.28)       (.70)         4.44         .08
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --        (.07)      (1.03)           --1       (.54)
Distributions in excess of net realized gain          --          --          --            --        (.01)
                                                  ----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --        (.07)      (1.03)           --        (.55)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $26.11      $19.18      $19.53        $21.26      $16.82
                                                  ==========================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 36.13%      (1.45)%     (3.02)%       26.40%       0.38%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $330,215    $222,029    $172,395      $157,759    $151,059
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $245,319    $231,657    $163,007      $147,952    $170,205
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.12)%     (0.69)%     (1.06)%       (0.95)%     (0.60)%
Total expenses                                      1.59%       1.68%       1.86%         1.90%       1.96%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  1.56%       1.66%        N/A 4,5       N/A 4       N/A 4
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%        151%        162%          166%         87%


1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                      19 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

Class B       Year Ended October 31,                2003        2002       2001         2000       1999
---------------------------------------------------------------------------------------------------------
Per Share Operating Data
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $18.20      $18.65     $20.47       $16.28     $16.84
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.17)       (.18)      (.23)        (.33)      (.22)
Net realized and unrealized gain (loss)             6.56        (.20)      (.56)        4.52        .21
                                                  -------------------------------------------------------
Total from investment operations                    6.39        (.38)      (.79)        4.19       (.01)
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --        (.07)     (1.03)          -- 1     (.54)
Distributions in excess of net realized gain          --          --         --           --       (.01)
                                                  -------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --        (.07)     (1.03)          --       (.55)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $24.59      $18.20     $18.65       $20.47     $16.28
                                                  =======================================================

---------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 35.11%      (2.06)%    (3.60)%      25.74%     (0.16)%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)        $171,896    $129,885    $95,418      $83,859    $82,949
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $137,734    $134,304    $88,235      $79,526    $94,863
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.85)%     (1.34)%    (1.65)%      (1.48)%    (1.10)%
Total expenses                                      2.42%       2.34%      2.45%        2.44%      2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  2.29%       2.32%       N/A 4,5      N/A 4      N/A 4
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%        151%       162%         166%        87%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                      20 | OPPENHEIMER SMALL CAP VALUE FUND

Class C       Year Ended October 31,                2003       2002       2001         2000       1999
--------------------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $18.17     $18.62     $20.44       $16.25     $16.81
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                 (.13)      (.10)      (.19)        (.33)      (.25)
Net realized and unrealized gain (loss)             6.51       (.28)      (.60)        4.52        .24
                                                  ------------------------------------------------------
Total from investment operations                    6.38       (.38)      (.79)        4.19       (.01)
--------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                  --       (.07)     (1.03)          -- 1     (.54)
Distributions in excess of net realized gain          --         --         --           --       (.01)
                                                  ------------------------------------------------------
Total dividends and/or distributions
to shareholders                                       --       (.07)     (1.03)          --       (.55)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $24.55     $18.17     $18.62       $20.44     $16.25
                                                  ======================================================

--------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                 35.11%     (2.06)%    (3.61)%      25.79%     (0.16)%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)         $71,779    $46,360    $26,604      $22,173    $20,959
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $53,649    $45,455    $24,134      $20,521    $24,964
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                (0.85)%    (1.33)%    (1.64)%      (1.49)%    (1.10)%
Total expenses                                      2.40%      2.33%      2.45%        2.44%      2.45%
Expenses after expense reimbursement
or fee waiver and reduction to
custodian expenses                                  2.30%      2.31%       N/A 4,5      N/A 4      N/A 4
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              163%       151%       162%         166%        87%



1. Less than $0.005 per share.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                      21 | OPPENHEIMER SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

Class N        Year Ended October 31,                         2003      2002    2001 1
-----------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------
Net asset value, beginning of period                        $19.13    $19.51    $19.58
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                           (.11)     (.27)     (.04)
Net realized and unrealized gain (loss)                       6.96      (.04)     (.03)
                                                            -----------------------------
Total from investment operations                              6.85      (.31)     (.07)
-----------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                            --      (.07)       --
Distributions in excess of net realized gain                    --        --        --
                                                            -----------------------------
Total dividends and/or distributions to shareholders            --      (.07)       --
-----------------------------------------------------------------------------------------
Net asset value, end of period                              $25.98    $19.13    $19.51
                                                            -----------------------------
                                                            -----------------------------

-----------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2                           35.81%    (1.61)%   (0.36)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $11,216    $4,558      $409
-----------------------------------------------------------------------------------------
Average net assets (in thousands)                          $ 6,722    $2,882      $106
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                                          (0.36)%   (0.78)%   (1.14)%
Total expenses                                                2.01%     1.82%     2.01%
Expenses after expense reimbursement or fee waiver and
reduction to custodian expenses                               1.80%     1.80%      N/A 4,5
-----------------------------------------------------------------------------------------
Portfolio turnover rate                                        163%      151%      162%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                      22 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Small Cap Value Fund (the Fund), a series of Oppenheimer Quest For Value Funds, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                      23 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               Net Unrealized
                                                                 Appreciation
                                                             Based on Cost of
                                                               Securities and
          Undistributed   Undistributed     Accumulated     Other Investments
          Net Investment      Long-Term            Loss    for Federal Income
          Income                   Gain  Carryforward 1          Tax Purposes
          -------------------------------------------------------------------
          $8,773,939        $21,607,844             $--           $88,542,182

1. During the fiscal year October 31, 2003, the Fund utilized $18,203,203 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year October 31, 2002, the Fund did not utilize any capital loss carryforwards.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2003. Net assets of the Fund were unaffected by the reclassifications.



                      24 | OPPENHEIMER SMALL CAP VALUE FUND

                 From                 From                       Net
                 Ordinary          Capital   Tax Return   Investment
                 Loss               Gain 2   of Capital         Loss
                 ---------------------------------------------------
                 $1,944,534     $7,357,484          $--          $--

2. $5,412,950, including $3,849,747 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended October 31, 2003 and October 31, 2002 was as follows:

                                             Year Ended        Year Ended
                                       October 31, 2003  October 31, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Long-term capital gain            $--         $1,183,178

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities
                 and other investments           $507,922,467
                                                 ============
                 Gross unrealized appreciation   $ 93,898,135
                 Gross unrealized depreciation     (5,355,953)
                                                 ------------
                 Net unrealized appreciation     $ 88,542,182
                                                 ============

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2003, the Fund's projected benefit obligations were increased by $2,290 and payments of $745 were made to retired trustees, resulting in an accumulated liability of $32,138 as of October 31, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


                      25 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $.01 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class A
Sold                         5,916,521   $125,928,724      7,897,143   $ 173,016,763
Dividends and/or
distributions reinvested            --             --         31,174         657,161
Redeemed                    (4,844,173)   (98,363,975)    (5,179,234)   (108,645,157)
                            ---------------------------------------------------------
Net increase                 1,072,348   $ 27,564,749      2,749,083   $  65,028,767
                            =========================================================

-------------------------------------------------------------------------------------
Class B
Sold                         2,100,067   $ 42,422,540      5,081,569   $ 107,197,590
Dividends and/or
distributions reinvested            --             --         17,890         359,961
Redeemed                    (2,247,539)   (44,073,507)    (3,076,759)    (60,897,234)
                            ---------------------------------------------------------
Net increase (decrease)       (147,472)  $ (1,650,967)     2,022,700   $  46,660,317
                            =========================================================

-------------------------------------------------------------------------------------
Class C
Sold                         1,493,876   $ 29,360,313      2,319,208   $  48,865,275
Dividends and/or
distributions reinvested            --             --          5,008         100,623
Redeemed                    (1,121,795)   (21,484,687)    (1,201,029)    (23,625,309)
                            ---------------------------------------------------------
Net increase                   372,081   $  7,875,626      1,123,187   $  25,340,589
                            =========================================================


                      26 | OPPENHEIMER SMALL CAP VALUE FUND

                          Year Ended October 31, 2003    Year Ended October 31, 2002
                                Shares         Amount         Shares          Amount
-------------------------------------------------------------------------------------
Class N
Sold                           288,753    $ 6,214,235        268,260     $ 5,721,300
Dividends and/or
distributions reinvested            --             --            188           3,969
Redeemed                       (95,267)    (2,006,039)       (51,183)     (1,029,499)
                            ---------------------------------------------------------
Net increase                   193,486    $ 4,208,196        217,265     $ 4,695,770
                            =========================================================


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2003, were $758,684,041 and $704,929,326, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for an annual fee of 0.85% of the first $400 million of average annual net assets of the Fund, 0.75% of the next $400 million and 0.60% of average annual net assets in excess of $800 million.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2003, the Fund paid $1,506,125 to OFS for services to the Fund.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                      Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
                  Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
                     on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Year Ended               Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
----------------------------------------------------------------------------------------------------------
October 31, 2003       $862,941       $249,984        $81,212       $826,834       $147,073        $41,153

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                      27 | OPPENHEIMER SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued

                           Class A        Class B        Class C        Class N
                        Contingent     Contingent     Contingent     Contingent
                          Deferred       Deferred       Deferred       Deferred
                     Sales Charges  Sales Charges  Sales Charges  Sales Charges
                       Retained by    Retained by    Retained by    Retained by
Year Ended             Distributor    Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
October 31, 2003            $6,212       $375,487        $11,524        $14,320


--------------------------------------------------------------------------------
Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares. Under the plan the Fund paid an asset-based sales charge to the Distributor at an annual rate equal to 0.15% of average annual net assets representing Class A shares purchased before September 1, 1993 and 0.10% of average annual net assets representing Class A shares purchased on or before December 31, 2002. Beginning January 1, 2003, the Board of Trustees set the annual rate at zero. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of Class A shares. For the year ended October 31, 2003, expense under the Class A plan totaled $643,052, all of which were paid by the Distributor to recipients, which included $6,009 retained by the Distributor and $45,646 which was paid to an affiliate of the Manager.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended October 31, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate  Uncompensated
                                                   Uncompensated  Expenses as %
                  Total Expenses  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan          $1,376,190       $1,024,680     $2,446,864          1.42%
Class C Plan             535,797          167,123        950,703          1.32
Class N Plan              33,516           27,632        149,486          1.33


--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.


                      28 | OPPENHEIMER SMALL CAP VALUE FUND

   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   As of October 31, 2003, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the year ended or at October 31, 2003.


                      29 | OPPENHEIMER SMALL CAP VALUE FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
The Board of Trustees and Shareholders of
Oppenheimer Quest For Value Funds:

We have audited the accompanying statement of assets and liabilities including the statement of investments of Oppenheimer Small Cap Value Fund (one of the portfolios constituting the Oppenheimer Quest For Value Funds) as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 1999, were audited by other auditors whose report dated November 19, 1999, expressed an unqualified opinion on this information.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Small Cap Value Fund as of October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP

Denver, Colorado
November 21, 2003

                      30 | OPPENHEIMER SMALL CAP VALUE FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
   Dividends, if any, paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions should be multiplied by 39.67% to arrive at the amount eligible for the corporate dividend-received deduction.
   A portion, if any, of the dividends paid by the Fund during the fiscal year ended October 31, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $5,226,347 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
   The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




Portfolio Proxy Voting
Policies and Procedures  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                      31 | OPPENHEIMER SMALL CAP VALUE FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with     Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships Held
Fund, Length of Service, Age    by Trustee; Number of Portfolios in Fund Complex Currently Overseen by Trustee

INDEPENDENT                     The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                        Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

Thomas W. Courtney,             Principal of Courtney Associates, Inc. (venture capital firm); former General
Chairman of the                 Partner of Trivest Venture Fund (private venture capital fund); former President
Board of Trustees,              of Investment Counseling Federated Investors, Inc.; Trustee of the following
Trustee (since 1989)            open-end investment companies: Cash Assets Trust, PIMCO ADVISORS VIT, Tax Free
Age: 70                         Trust of Arizona and Hawaiian Tax Free Trust. Oversees 10 portfolios in the
                                OppenheimerFunds complex.

Paul Y. Clinton,                Principal of Clinton Management Associates, a financial and venture capital
Trustee (since 1989)            consulting firm; Trustee of the following open-end investment companies: Trustee
Age: 71                         of Capital Cash Management Trust, Prime Cash Fund, PIMCO ADVISORS VIT and
                                Narragansett Insured Tax-Free Income Fund. Formerly: Director, External Affairs,
                                Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of
                                Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co. Oversees 10 portfolios in the OppenheimerFunds complex.

Robert G. Galli,                A trustee or director of other Oppenheimer funds. Oversees 35 portfolios in the
Trustee (since 1998)            OppenheimerFunds complex.
Age: 70

Lacy B. Herrmann,               Chairman and Chief Executive Officer of Aquila Management Corporation, the
Trustee (since 1989)            sponsoring organization and manager, administrator and/or sub-adviser to the
Age: 74                         following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Aquila-Cascadia Equity
                                Fund, Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income
                                Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund
                                of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian
                                Tax-Free Trust, and Aquila Rocky Mountain Equity Fund and PIMCO ADVISORS VIT;
                                Vice President, Director, Secretary, and formerly Treasurer of Aquila
                                Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer
                                and Trustee/Director of its predecessors; President and Director of STCM
                                Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a
                                Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Trustee Emeritus of Brown
                                University. Oversees 10 portfolios in the OppenheimerFunds complex.




                      32 | OPPENHEIMER SMALL CAP VALUE FUND

Brian Wruble,                   Special Limited Partner (since January 1999) of Odyssey Investment Partners, LLC
Trustee (since 2001)            (private equity investment); General Partner (since September 1996) of Odyssey
Age: 60                         Partners, L.P. (hedge fund in distribution since 1/1/97); Board of Governing
                                Trustees (since August 1990) of The Jackson Laboratory (non-profit); Trustee
                                (since May 1992) of Institute for Advanced Study (educational institute);
                                formerly Trustee (May 2000 - 2002) of Research Foundation of AIMR (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard College
                                (economics research) (August 1990-September 2001); Director of Ray & Berendtson,
                                Inc. (executive search firm) (May 2000-April 2002). Oversees 10 portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------
OFFICERS                        The address of the Officers in the chart below is as follows: for Messrs.
                                Murphy, Leavy, Damian and Zack, Two World Financial Center, 225 Liberty St., New
                                York, NY 10281-1008, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO
                                80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

John V. Murphy,                 Chairman, Chief Executive Officer and director (since June 2001) and President
President (since 2001)          (since September 2000) of the Manager; President and a director or trustee of
Age: 54                         other Oppenheimer funds; President and a director (since July 2001) of
                                Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of
                                Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the
                                Manager); a director (since November 2001) of OppenheimerFunds Distributor, Inc.
                                (a subsidiary of the Manager); Chairman and a director (since July 2001) of
                                Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager); President and a director (since July 2001)
                                of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the investment advisory subsidiaries of the Manager:
                                OFI Institutional Asset Management, Inc. and Centennial Asset Management
                                Corporation (since November 2001), HarbourView Asset Management Corporation and
                                OFI Private Investments, Inc. (since July 2001); President (since November 1,
                                2001) and a director (since July 2001) of Oppenheimer Real Asset Management,
                                Inc.; a director (since November 2001) of Trinity Investment Management Corp.
                                and Tremont Advisers, Inc. (Investment advisory affiliates of the Manager);
                                Executive Vice President (since February 1997) of Massachusetts Mutual Life
                                Insurance Company (the Manager's parent company); a director (since June 1995)
                                of DLB Acquisition Corporation (a holding company that owns the shares of David
                                L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                2000-June 2001) of the Manager; President and trustee (November 1999-November
                                2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                Insurance Company; President, Chief Executive Officer and director (September
                                1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as
                                Trustee/Officer and 10 portfolios as Officer in the OppenheimerFunds complex.






                      33 | OPPENHEIMER SMALL CAP VALUE FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------



Christopher Leavy,              Senior Vice President (since September 2000) of the Manager; an officer of 7
Vice President and              portfolios in the OppenheimerFunds complex; prior to joining the Manager in
Portfolio Manager               September 2000, he was a portfolio manager of Morgan Stanley Dean Witter
(since 2001)                    Investment Management (1997 - September 2000).
Age: 32

John Damian                     Vice President (since September 2001) of the Manager; an officer of 1 portfolio
Vice President and              in the OppenheimerFunds complex; formerly Senior Analyst/Director for Citigroup
Portfolio Manager               Asset Management (November 1999 - September 2001); Senior Research Analyst for
(since 2001)                    Pzena Investment Management (October 1997 - November 1999).
Age: 35

Brian W. Wixted,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)          (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 44                         Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                OppenheimerFunds plc (since May 2000) and OFI Institutional Asset Management,
                                Inc. (since November 2000) (offshore fund management subsidiaries of the
                                Manager); Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer
                                Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer
                                (since March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy
                                Program (since April 2000); formerly Principal and Chief Operating Officer
                                (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                officer of 82 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                 Senior Vice President (since May 1985) and General Counsel (since February 2002)
Secretary (since 2001)          of the Manager; General Counsel and a director (since November 2001) of
Age: 55                         OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
                                (since November 2001) of HarbourView Asset Management Corporation; Vice
                                President and a director (since November 2000) of Oppenheimer Partnership
                                Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                Centennial Asset Management Corporation; a director (since November 2001) of
                                Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                1985-November 2001), Shareholder Financial Services, Inc. (November
                                1989-November 2001); OppenheimerFunds International Ltd. and OppenheimerFunds
                                plc (October 1997-November 2001). An officer of 82 portfolios in the
                                OppenheimerFunds complex.





The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


                      34 | OPPENHEIMER SMALL CAP VALUE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that the Fund does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)